Supplemental Financial Statement Disclosures (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Trade accounts payable	$ 38,002	$ 34,345	$ 42,659
Accrued sales tax	32,039	36,196	24,980
Accrued payroll liabilities	1,110	680	984
Accrued interest	39	37	794
Accrued liability for sales returns	1,916	3,916
Credit cards payable	115	32	1,004
Accrued insurance		1,180	$ 955
Other accrued liabilities	3,303	5,151
Total accounts payable and accrued expenses	$ 76,524	$ 81,537